EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on December 29, 2015 (Accession No. 0001193125-15-415871), to the Prospectus dated May 1, 2015, as supplemented, for the Class IA, Class IB and Class K Shares of EQ/Global Bond PLUS Portfolio.